Cover	May 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") is being filed as a supplement to the Current Report on Form 8-K filed by La Rosa Holdings Corp., a Nevada corporation (the "Company"), on May 27, 2026 (the "Original Report"). The Original Report was filed to report, among other things, the filing by the Company of a Certificate of Designation of Preferences, Rights, and Limitations of Series D Preferred Stock (the "Series D Certificate of Designation") with the Secretary of the State of Nevada (the "Nevada Secretary of State"). This Amendment amends the Original Report solely to: (i) replace exhibit 3.1 to the Original Report with the Series D Certificate of Designation filed herewith, which includes the Nevada Secretary of State's filing confirmation stamp, (ii) update the disclosure regarding the Series Certificate of Designation in Item 5.03 of the Original Report as set forth below, (iii) disclose hereby that the Company subsequently filed with the Nevada Secretary of State a Certificate Correction with respect to the Series D Certificate of Designation in order to correct an error in the original Series D Certificate of Designation filed with the Nevada Secretary of State, and (iv) add that Certificate of Correction to the Item 9.01 of the Original Report by filing the same herewith as Exhibit 3.2.
Document Period End Date	May 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false